Schedule of trade and other receivables, by maturity (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Trade and other receivables	₨ 1,934,713	₨ 870,452
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	1,512,534	538,959
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	304,480	210,569
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	97,579	46,222
Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	₨ 20,120	₨ 74,702